Offerings - Offering: 1	Oct. 28, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Amount Registered | shares	889,000
Proposed Maximum Offering Price per Unit	77.42
Maximum Aggregate Offering Price	$ 68,826,380.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 10,537.32
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.10 per share ("Common Stock"), of Minerals Technologies Inc., (the "Company") which become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Company's receipt of consideration, which results in an increase in the number of outstanding shares of Company's Common Stock. (2) Represents additional shares of Common Stock reserved for issuance under the Company's 2015 Stock Award and Incentive Plan (the "2015 Plan"). (3) Pursuant to paragraphs (c) and (h) of Rule 457 of the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of determining the registration fee and is based upon the average of the high and low prices per share of the Company's Common Stock reported on the New York Stock Exchange on October 25, 2024.